Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Shares mortgaged (in Shares)	48,061,530
Interest expenses	$ 728,346	$ 2,041,420	$ 921,047